Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2024	Dec. 31, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The following section has been prepared in accordance with the SEC’s pay versus performance disclosure rules mandated by the Dodd-Frank Act. Under these rules, the SEC has developed a new way to calculate executive pay, referred to as “compensation actually paid,” or CAP, which amounts are then compared to certain performance measures defined by the SEC.
The CAP does not reflect the value received or realized by our NEOs or how the compensation committee evaluates compensation decisions in light of company performance.
Please refer to “Compensation Discussion and Analysis” on page 36 for a discussion of our executive compensation program objectives and the ways in which we design our program to align executive compensation with company performance.
The CAP values are derived from the total compensation amounts reported in the Summary Compensation Table, but adjusts those amounts to replace the grant date fair values of equity awards granted during the year with the fair value of equity awards granted during the year as of the end of the year, plus changes in fair value of any outstanding unvested awards granted in prior years. Thus, unlike the Summary Compensation Table that only factors in current year equity awards, the CAP reflects year-over-year changes in value of all outstanding unvested equity awards and equity awards vesting during the year. The CAP values also replace the change in pension value reported with the pension plan service cost or prior service cost for the year.

Year	Summary Compensation Table Total for Ms. Quirk (1)	Compensation Actually Paid to Ms. Quirk (2)	Summary Compensation Table Total for Mr. Adkerson (1)	Compensation Actually Paid to Mr. Adkerson (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in MM) (6)	Return on Investment (7)
							Total Stockholder Return	Peer Group Total Stockholder Return (5)

2025	$14,808,126	$24,358,128	$—	$—	$7,310,132	$10,297,566	$208.56	$330.58	$2,204	15.21%

2024	13,286,084	10,935,875	23,744,421	16,451,198	3,646,350	3,185,580	154.02	179.48	1,889	17.95%

2023	—	—	24,017,321	25,276,163	5,123,031	5,798,178	170.03	187.42	1,848	17.77%

2022	—	—	20,521,929	7,164,637	5,191,453	3,931,649	149.56	153.72	3,468	26.79%

2021	—	—	19,111,894	75,686,762	4,086,801	14,711,132	161.41	135.48	4,306	38.50%

(1)
For fiscal year 2025, and from June 11, 2024, through December 31, 2024, Kathleen L. Quirk served as our principal executive officer (PEO). For fiscal years 2021 through 2023 and from January 1, 2024, through June 10, 2024, Richard C. Adkerson served as our PEO. Since June 11, 2024, Mr. Adkerson has continued in his role as an executive officer and chairman of the board.

(2)
The amounts reported in this column represent the CAP for each PEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or delivered to each PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments reflected in the tables below were made to each PEO’s total compensation for each year reflected in the Summary Compensation Table (SCT) to determine the CAP values. For Mr. Adkerson, he has reached the maximum years of service under the SERP and thus FCX did not recognize a service cost for him during any of the years reflected in the table.

SCT to CAP Reconciliation — PEO — Quirk (A)

			Adjust Value of Current Year’s Equity Grant		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total	Subtract Pension Value reported in SCT	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Add Change in Fair Value of Unvested Awards as of 12/31	Add Change in Fair Value of Vested Awards during Year	Forfeited during Year	Accrued Dividend Equivalents	CAP

2025	$14,808,126	$ —	$(11,631,590)	$15,669,610	$2,677,515	$2,461,467	$ —	$373,000	$24,358,128

2024	13,286,084	—	(9,528,290)	8,606,435	(731,685)	(1,111,390)	—	414,721	10,935,875

SCT to CAP Reconciliation — PEO — Adkerson (A)

			Adjust Value of Current Year’s Equity Grant		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total	Subtract Pension Value reported in SCT	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Add Change in Fair Value of Unvested Awards as of 12/31	Add Change in Fair Value of Vested Awards during Year	Forfeited during Year	Accrued Dividend Equivalents	CAP

2024	$23,744,421	$(4,385,577)	$(12,542,380)	$11,730,530	$(1,157,955)	$(1,762,113)	$ —	$824,272	$16,451,198

2023	24,017,321	(3,904,609)	(12,518,840)	12,051,685	134,268	5,037,937	—	458,401	25,276,163

2022	20,521,929	(3,505,075)	(11,036,050)	10,018,375	(5,674,233)	(4,664,116)	—	1,503,807	7,164,637

2021	19,111,894	(3,163,533)	(9,818,515)	24,933,600	25,690,784	18,530,775	—	401,757	75,686,762

(A)
In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of accounting for share-based payments as described in our 2025 Form
10-K,
but calculated fair value as of the last day of the year. Factors impacting the fair value of the equity awards primarily relate to the price of our common stock at year end, as well as the projected and actual achievement of performance goals related to our PSUs.

(3)
Our NEOs other than our PEOs for each fiscal year included in the table were as follows: 2025 — Richard C. Adkerson, Maree E. Robertson, Stephen T. Higgins and Douglas N. Currault II; 2024 — Maree E. Robertson, Stephen T. Higgins and Douglas N. Currault II; 2023 and 2022 — Kathleen L. Quirk, Maree E. Robertson, Stephen T. Higgins and Douglas N. Currault II; and 2021 — Kathleen L. Quirk, Stephen T. Higgins and Douglas N. Currault II. The amounts reported in this column represent the average of the total compensation reported for each NEO (excluding our PEOs) in the Summary Compensation Table in each applicable year.

(4)
The amounts reported in this column represent the average CAP for the NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or delivered to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments reflected in the table below were made to the average total compensation for the NEOs for each year reflected in the Summary Compensation Table on page 51 to determine the CAP values. Messrs. Adkerson and Higgins, the only NEOs who have pension benefits, reached the maximum years of service under the SERP and SRP, respectively, and thus FCX did not recognize a service cost for them during any of the years reflected in the table.

SCT to CAP Reconciliation — Average of All Other NEOs (A)

			Adjust Value of Current Year’s Equity Grant		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total	Subtract Pension Value reported in SCT	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Add Change in Fair Value of Unvested Awards as of 12/31	Add Change in Fair Value of Awards Vested during Year	Forfeited during Year	Accrued Dividend Equivalents	CAP

2025	$ 7,310,132	$(1,294,491)	$(3,733,371)	$5,031,230	$1,349,631	$1,473,360	$—	$161,075	$10,297,566

2024	3,646,350	—	(1,917,153)	1,799,912	(182,497)	(223,898)	—	62,867	3,185,580

2023	5,123,031	(311)	(3,266,249)	3,152,590	113,415	576,402	—	99,300	5,798,178

2022	5,191,453	—	(3,358,315)	2,970,644	(600,525)	(459,070)	—	187,462	3,931,649

2021	4,086,801	—	(2,132,295)	4,334,855	4,842,400	3,498,433	—	80,938	14,711,132

(A)
In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of accounting for share-based payments as described in our 2025 Form
10-K,
but calculated fair value as of the last day of the year. Factors impacting the fair value of the equity awards primarily relate to the price of our common stock at year end, as well as the projected and actual achievement of performance goals related to our PSUs.

(5)
Represents the weighted peer group total stockholder return, or “TSR,” weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Metals and Mining Select Industry Index, which is the industry line peer group reported in our performance graph under Item 201(e) of Regulation
S-K
included in our annual reports.

(6)	Net income represents net income attributable to common stock as reported in our consolidated financial statements that appear in our annual reports on Form 10-K.

(7)
While we use numerous financial and
non-financial
performance measures for the purpose of evaluating performance under our AIP and LTIP, we believe that ROI represents the most important performance measure (that is not otherwise required to be disclosed in the table) we use to link compensation actually paid to our executive officers to company performance. Per SEC guidance, the table reflects our annual ROI for each year; however, we use a three-year average ROI to measure performance for purposes of the PSUs granted under our LTIP.

Company Selected Measure Name			Return on Investment
Named Executive Officers, Footnote			Our NEOs other than our PEOs for each fiscal year included in the table were as follows: 2025 — Richard C. Adkerson, Maree E. Robertson, Stephen T. Higgins and Douglas N. Currault II; 2024 — Maree E. Robertson, Stephen T. Higgins and Douglas N. Currault II; 2023 and 2022 — Kathleen L. Quirk, Maree E. Robertson, Stephen T. Higgins and Douglas N. Currault II; and 2021 — Kathleen L. Quirk, Stephen T. Higgins and Douglas N. Currault II. The amounts reported in this column represent the average of the total compensation reported for each NEO (excluding our PEOs) in the Summary Compensation Table in each applicable year.
Peer Group Issuers, Footnote	Represents the weighted peer group total stockholder return, or “TSR,” weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Metals and Mining Select Industry Index, which is the industry line peer group reported in our performance graph under Item 201(e) of Regulation
S-K
			included in our annual reports.
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in this column represent the CAP for each PEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or delivered to each PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments reflected in the tables below were made to each PEO’s total compensation for each year reflected in the Summary Compensation Table (SCT) to determine the CAP values. For Mr. Adkerson, he has reached the maximum years of service under the SERP and thus FCX did not recognize a service cost for him during any of the years reflected in the table.

SCT to CAP Reconciliation — PEO — Quirk (A)

			Adjust Value of Current Year’s Equity Grant		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total	Subtract Pension Value reported in SCT	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Add Change in Fair Value of Unvested Awards as of 12/31	Add Change in Fair Value of Vested Awards during Year	Forfeited during Year	Accrued Dividend Equivalents	CAP

2025	$14,808,126	$ —	$(11,631,590)	$15,669,610	$2,677,515	$2,461,467	$ —	$373,000	$24,358,128

2024	13,286,084	—	(9,528,290)	8,606,435	(731,685)	(1,111,390)	—	414,721	10,935,875

SCT to CAP Reconciliation — PEO — Adkerson (A)

			Adjust Value of Current Year’s Equity Grant		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total	Subtract Pension Value reported in SCT	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Add Change in Fair Value of Unvested Awards as of 12/31	Add Change in Fair Value of Vested Awards during Year	Forfeited during Year	Accrued Dividend Equivalents	CAP

2024	$23,744,421	$(4,385,577)	$(12,542,380)	$11,730,530	$(1,157,955)	$(1,762,113)	$ —	$824,272	$16,451,198

2023	24,017,321	(3,904,609)	(12,518,840)	12,051,685	134,268	5,037,937	—	458,401	25,276,163

2022	20,521,929	(3,505,075)	(11,036,050)	10,018,375	(5,674,233)	(4,664,116)	—	1,503,807	7,164,637

2021	19,111,894	(3,163,533)	(9,818,515)	24,933,600	25,690,784	18,530,775	—	401,757	75,686,762

(A)
In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of accounting for share-based payments as described in our 2025 Form
10-K,
but calculated fair value as of the last day of the year. Factors impacting the fair value of the equity awards primarily relate to the price of our common stock at year end, as well as the projected and actual achievement of performance goals related to our PSUs.

Non-PEO NEO Average Total Compensation Amount			$ 7,310,132	$ 3,646,350	$ 5,123,031	$ 5,191,453	$ 4,086,801
Non-PEO NEO Average Compensation Actually Paid Amount			$ 10,297,566	3,185,580	5,798,178	3,931,649	14,711,132
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts reported in this column represent the average CAP for the NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or delivered to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments reflected in the table below were made to the average total compensation for the NEOs for each year reflected in the Summary Compensation Table on page 51 to determine the CAP values. Messrs. Adkerson and Higgins, the only NEOs who have pension benefits, reached the maximum years of service under the SERP and SRP, respectively, and thus FCX did not recognize a service cost for them during any of the years reflected in the table.

SCT to CAP Reconciliation — Average of All Other NEOs (A)

			Adjust Value of Current Year’s Equity Grant		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total	Subtract Pension Value reported in SCT	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Add Change in Fair Value of Unvested Awards as of 12/31	Add Change in Fair Value of Awards Vested during Year	Forfeited during Year	Accrued Dividend Equivalents	CAP

2025	$ 7,310,132	$(1,294,491)	$(3,733,371)	$5,031,230	$1,349,631	$1,473,360	$—	$161,075	$10,297,566

2024	3,646,350	—	(1,917,153)	1,799,912	(182,497)	(223,898)	—	62,867	3,185,580

2023	5,123,031	(311)	(3,266,249)	3,152,590	113,415	576,402	—	99,300	5,798,178

2022	5,191,453	—	(3,358,315)	2,970,644	(600,525)	(459,070)	—	187,462	3,931,649

2021	4,086,801	—	(2,132,295)	4,334,855	4,842,400	3,498,433	—	80,938	14,711,132

(A)
In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of accounting for share-based payments as described in our 2025 Form
10-K,
but calculated fair value as of the last day of the year. Factors impacting the fair value of the equity awards primarily relate to the price of our common stock at year end, as well as the projected and actual achievement of performance goals related to our PSUs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance
philosophy. The metrics that we use under our AIP and LTIP are selected with the objective of linking our NEO’s compensation to the key metrics driving our future growth and incentivizing our NEOs to focus on critical elements of our strategic priorities each year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the most important financial and
non-financial
performance measures used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

Most Important Performance Measures (Without Ranking)

▪ Return on Investment	▪ Relative TSR

▪ Consolidated Adjusted EBITDA	▪ Copper Sales

Total Shareholder Return Amount			$ 208.56	154.02	170.03	149.56	161.41
Peer Group Total Shareholder Return Amount			330.58	179.48	187.42	153.72	135.48
Net Income (Loss)			$ 2,204,000,000	$ 1,889,000,000	$ 1,848,000,000	$ 3,468,000,000	$ 4,306,000,000
Company Selected Measure Amount			0.1521	0.1795	0.1777	0.2679	0.385
Measure:: 1
Pay vs Performance Disclosure
Name			Return on Investment
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Consolidated Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name			Copper Sales
Richard C. Adkerson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 23,744,421	$ 24,017,321	$ 20,521,929	$ 19,111,894
PEO Actually Paid Compensation Amount			0	16,451,198	$ 25,276,163	$ 7,164,637	$ 75,686,762
PEO Name	Richard C. Adkerson				Richard C. Adkerson	Richard C. Adkerson	Richard C. Adkerson
Kathleen L. Quirk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			14,808,126	13,286,084	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ 24,358,128	10,935,875	0	0	0
PEO Name		Kathleen L. Quirk	Kathleen L. Quirk
PEO | Richard C. Adkerson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,385,577)	(3,904,609)	(3,505,075)	(3,163,533)
PEO | Richard C. Adkerson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(12,542,380)	(12,518,840)	(11,036,050)	(9,818,515)
PEO | Richard C. Adkerson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				11,730,530	12,051,685	10,018,375	24,933,600
PEO | Richard C. Adkerson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,157,955)	134,268	(5,674,233)	25,690,784
PEO | Richard C. Adkerson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,762,113)	5,037,937	(4,664,116)	18,530,775
PEO | Richard C. Adkerson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Richard C. Adkerson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				824,272	458,401	1,503,807	401,757
PEO | Kathleen L. Quirk [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	0
PEO | Kathleen L. Quirk [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,631,590)	(9,528,290)
PEO | Kathleen L. Quirk [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,669,610	8,606,435
PEO | Kathleen L. Quirk [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,677,515	(731,685)
PEO | Kathleen L. Quirk [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,461,467	(1,111,390)
PEO | Kathleen L. Quirk [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Kathleen L. Quirk [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			373,000	414,721
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,294,491)	0	(311)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,733,371)	(1,917,153)	(3,266,249)	(3,358,315)	(2,132,295)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,031,230	1,799,912	3,152,590	2,970,644	4,334,855
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,349,631	(182,497)	113,415	(600,525)	4,842,400
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,473,360	(223,898)	576,402	(459,070)	3,498,433
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 161,075	$ 62,867	$ 99,300	$ 187,462	$ 80,938